Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 31, 2014
Waddell & Reed Advisors Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Waddell & Reed Advisors Value Fund
Objective [Heading]	rr_ObjectiveHeading	Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	To seek to provide capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and/or Ivy Funds. More information about these and other discounts is available from your financial professional and in the “Sales Charge Reductions” section on page 84 of the Fund’s prospectus and in the “Purchase, Redemption and Pricing of Shares” section on page 91 of the Fund’s statement of additional information (SAI). The Fund’s Class B shares are not available for purchase by new or existing investors. Class B shares are available for dividend reinvestment and exchanges.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in funds within Waddell & Reed Advisors Funds, InvestEd Portfolios and/or Ivy Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 100,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the shares of the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the particular class of shares of the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Waddell & Reed Advisors Value Fund seeks to achieve its objective by investing in the common stocks of primarily large capitalization companies that Waddell & Reed Investment Management Company (WRIMCO), the Fund's investment manager, believes are undervalued, trading at a significant discount relative to the intrinsic value of the company as estimated by WRIMCO and/or are out of favor in the financial markets but have a favorable outlook for capital appreciation. Although the Fund primarily invests in securities issued by large capitalization companies (typically, companies with market capitalizations of at least $10 billion at the time of acquisition), it may invest in securities issued by companies of any size. The Fund seeks to be diversified across various industries in an effort to manage risk, and to limit excess volatility.

To identify securities for the Fund, WRIMCO primarily utilizes fundamental, bottom-up research while considering top-down (assess the market environment) and quantitative analysis. The estimated intrinsic value of companies is primarily determined by WRIMCO based on cash flow generation, but other valuation factors are also considered, such as price to earnings and price to book value. WRIMCO also considers a company's asset growth, changes in share count, and changes in working capital. The Fund emphasizes companies which may have a clearly identifiable catalyst that WRIMCO believes will help the company achieve its estimated intrinsic value. The Fund typically holds a limited number of stocks (generally 35 to 45).

Many companies have diverse operations, with products or services in foreign markets. Therefore, the Fund may have indirect exposure to various foreign markets through investments in these companies.

		WRIMCO will typically sell a stock when, in WRIMCO's opinion, it reaches an acceptable price, its fundamental characteristics have changed or it has performed below WRIMCO's expectations. WRIMCO also may sell a security to reduce the Fund's holding in that security, to take advantage of what it believes are more attractive investment opportunities or to raise cash.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment. The Fund is not intended as a complete investment program. A variety of factors can affect the investment performance of the Fund and prevent it from achieving its objective. These include:
  Catalyst Risk. Investing in companies in anticipation of a catalyst carries the risk that certain of such catalysts may not happen or the market may react differently than expected to such catalysts, in which case the Fund may experience losses.
  Company Risk. A company may be more volatile or perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Foreign Exposure Risk. The securities of many companies may have significant exposure to foreign markets as a result of the company's products or services in those foreign markets. As a result, a company's domicile and/or the markets in which the company's securities trade may not be fully reflective of its sources of revenue. Such securities would be subject to some of the same risks as an investment in foreign securities, including the risk that political and economic events unique to a country or region will adversely affect those markets in which the company's products or services are sold.
  Holdings Risk. The Fund typically holds a limited number of stocks (generally 35 to 45). As a result, the appreciation or depreciation of any one security held by the Fund may have a greater impact on the Fund's NAV than it would if the Fund invested in a larger number of securities.
  Large Company Risk. Large capitalization companies may go in and out of favor based on market and economic conditions. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion. Although the securities of larger companies may be less volatile than those of companies with smaller market capitalizations, returns on investments in securities of large capitalization companies could trail the returns on investments in securities of smaller companies.
  Management Risk. Fund performance is primarily dependent on WRIMCO's skill in evaluating and managing the Fund's portfolio. There can be no guarantee that its decisions will produce the desired results, and the Fund may not perform as well as other similar mutual funds.
  Market Risk. Markets can be volatile, and the Fund's holdings can decline significantly in response to adverse issuer, political, regulatory, market or economic developments or conditions that may cause a broad market decline. Different parts of the market, including different sectors and different types of securities can react differently to these developments. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the NAVs of many mutual funds, including to some extent the Fund. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which in turn may adversely affect securities held by the Fund. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain events, such as natural disasters, terrorist attacks, war, and other geopolitical events, have led, and may in the future lead, to increased short-term market volatility and may have adverse long-term effects on world economies and markets generally.
  Value Stock Risk. Value stocks are stocks of companies that may have experienced adverse business or industry developments or may be subject to special risks that have caused the stocks to be out of favor and, in the opinion of WRIMCO, undervalued. The value of a security believed by WRIMCO to be undervalued may never reach what is believed to be its full value, such security's value may decrease or such security may be appropriately priced.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund, the value of the Fund's shares will change, and you could lose money on your investment.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund). The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown. Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges.

After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities. After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

		The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please visit www.waddell.com or call 888.WADDELL for the Fund’s updated performance.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The chart and table below provide some indication of the risks of investing in the Fund. The chart shows how performance has varied from year to year for Class A shares. The table shows the average annual total returns for each Class of the Fund and also compares the performance with those of a broad-based securities market index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Fund).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	888.WADDELL
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.waddell.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Chart of Year-by-Year Returns as of December 31 each year
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The chart does not reflect any sales charges and, if those sales charges were included, returns would be less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	In the period shown in the chart, the highest quarterly return was 19.83% (the third quarter of 2009) and the lowest quarterly return was -20.00% (the third quarter of 2011). The Class A return for the year through September 30, 2014 was 9.73%.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2013
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Unlike the returns in the chart, the returns in the table reflect the maximum applicable sales charges.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual Federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs), or to shares held by non-taxable entities.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class A shares. After-tax returns for other Classes may vary.
Waddell & Reed Advisors Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.31%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
1 Year	rr_ExpenseExampleYear01	696
3 Years	rr_ExpenseExampleYear03	952
5 Years	rr_ExpenseExampleYear05	1,227
10 Years	rr_ExpenseExampleYear10	2,010
1 Year	rr_ExpenseExampleNoRedemptionYear01	696
3 Years	rr_ExpenseExampleNoRedemptionYear03	952
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,227
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,010
2004	rr_AnnualReturn2004	14.28%
2005	rr_AnnualReturn2005	3.96%
2006	rr_AnnualReturn2006	16.60%
2007	rr_AnnualReturn2007	1.69%
2008	rr_AnnualReturn2008	(34.33%)
2009	rr_AnnualReturn2009	26.04%
2010	rr_AnnualReturn2010	18.06%
2011	rr_AnnualReturn2011	(7.53%)
2012	rr_AnnualReturn2012	18.33%
2013	rr_AnnualReturn2013	34.85%
Year to Date Return, Label	rr_YearToDateReturnLabel	The Class A return for the year through September 30, 2014
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2014
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.73%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.83%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.00%)
1 Year	rr_AverageAnnualReturnYear01	27.10%
5 Years	rr_AverageAnnualReturnYear05	15.66%
10 Years	rr_AverageAnnualReturnYear10	6.71%
Waddell & Reed Advisors Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	5.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.71%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.41%
1 Year	rr_ExpenseExampleYear01	644
3 Years	rr_ExpenseExampleYear03	1,051
5 Years	rr_ExpenseExampleYear05	1,385
10 Years	rr_ExpenseExampleYear10	2,460
1 Year	rr_ExpenseExampleNoRedemptionYear01	244
3 Years	rr_ExpenseExampleNoRedemptionYear03	751
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,285
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,460
1 Year	rr_AverageAnnualReturnYear01	29.25%
5 Years	rr_AverageAnnualReturnYear05	15.62%
10 Years	rr_AverageAnnualReturnYear10	6.23%
Waddell & Reed Advisors Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Maximum Account Fee	rr_MaximumAccountFee	20	[2]
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.44%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.14%
1 Year	rr_ExpenseExampleYear01	217
3 Years	rr_ExpenseExampleYear03	670
5 Years	rr_ExpenseExampleYear05	1,149
10 Years	rr_ExpenseExampleYear10	2,472
1 Year	rr_ExpenseExampleNoRedemptionYear01	217
3 Years	rr_ExpenseExampleNoRedemptionYear03	670
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,149
10 Years	rr_ExpenseExampleNoRedemptionYear10	2,472
1 Year	rr_AverageAnnualReturnYear01	33.60%
5 Years	rr_AverageAnnualReturnYear05	15.96%
10 Years	rr_AverageAnnualReturnYear10	6.37%
Waddell & Reed Advisors Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of lesser of amount invested or redemption value)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Account Fee	rr_MaximumAccountFee	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.21%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.91%
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	290
5 Years	rr_ExpenseExampleYear05	504
10 Years	rr_ExpenseExampleYear10	1,120
1 Year	rr_ExpenseExampleNoRedemptionYear01	93
3 Years	rr_ExpenseExampleNoRedemptionYear03	290
5 Years	rr_ExpenseExampleNoRedemptionYear05	504
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,120
1 Year	rr_AverageAnnualReturnYear01	35.29%
5 Years	rr_AverageAnnualReturnYear05	17.61%
10 Years	rr_AverageAnnualReturnYear10	7.82%
Waddell & Reed Advisors Value Fund | Return After Taxes on Distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.48%
5 Years	rr_AverageAnnualReturnYear05	15.26%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Waddell & Reed Advisors Value Fund | Return After Taxes on Distributions and Sale of Fund Shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.24%
5 Years	rr_AverageAnnualReturnYear05	12.80%
10 Years	rr_AverageAnnualReturnYear10	5.59%
Waddell & Reed Advisors Value Fund | Russell 1000 Value Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.53%
5 Years	rr_AverageAnnualReturnYear05	16.67%
10 Years	rr_AverageAnnualReturnYear10	7.58%
Waddell & Reed Advisors Value Fund | Lipper Large-Cap Value Funds Universe Average (net of fees and expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	32.27%
5 Years	rr_AverageAnnualReturnYear05	16.06%
10 Years	rr_AverageAnnualReturnYear10	6.74%

[1]	For Class A shares, a 1% contingent deferred sales charge (CDSC) is only imposed on Class A shares that were purchased at net asset value (NAV) for $1 million or more that are subsequently redeemed within 12 months of purchase. For Class B shares, the CDSC declines from 5% for redemptions within the first year of purchase, to 4% for redemptions within the second year, to 3% for redemptions within the third and fourth years, to 2% for redemptions within the fifth year, to 1% for redemptions within the sixth year and to 0% for redemptions after the sixth year. For Class C shares, a 1% CDSC applies to redemptions within 12 months of purchase.
[2]	With limited exceptions, for Class A and Class C shares, if your Fund account balance is below $650 at the close of business on the Friday prior to the last week of September of each year, the account will be assessed an account fee of $20.